As filed with the Securities and Exchange Commission on March 28, 1996.
                                        1933 Act File No. 33-56672
                                        1940 Act File No. 811-7418


                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                 FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          [X]
                    Pre-Effective Amendment No.                  [ ]
                    Post-Effective Amendment No.   9             [X]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  [ ]
                           Amendment No.    10

                       LEGG MASON GLOBAL TRUST, INC.
            (Exact Name of Registrant as Specified in Charter)

                         111 South Calvert Street
                         Baltimore, Maryland 21202
                 (Address of Principal Executive Offices)
    Registrant's Telephone Number, including Area Code:  (410) 539-0000
                                Copies to:
CHARLES A. BACIGALUPO                             ARTHUR C. DELIBERT, ESQ.
111 South Calvert Street                          Kirkpatrick & Lockhart LLP
Baltimore, Maryland 21202                         1800 Massachusetts Ave., N.W.
(Name and Address of                              Second Floor
  Agent for Service)                              Washington, D.C. 20036-5891

It is proposed that this filing will become effective:

[ X ] immediately upon filing pursuant to Rule 485(b)
[   ] on_______________, 1996 pursuant to Rule 485(b)
[   ] 60 days after filing pursuant to Rule 485(a)(i)
[   ] on_______________, 1996 pursuant to Rule 485(a)(i)
[   ] 75 days after filing pursuant to Rule 485(a)(ii)
[   ] on_______________, 1996 pursuant to Rule 485(a)(ii)

If appropriate, check the following box:
[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Registrant has filed a declaration pursuant to Rule 24f-2 under the Investment Company Act of 1940 and filed the notice required by such Rule for its most recent fiscal year on February 29, 1996.

                 LEGG MASON GLOBAL TRUST, INC.
                    GLOBAL GOVERNMENT TRUST

                 CALCULATION OF REGISTRATION FEE

Title of       Amount of    Proposed         Proposed
Securities     Shares       Maximum          Maximum          Amount of
Being          Being        Offering Price   Aggregate        Registration
Registered     Registered   Per Unit         Offering Price   Fee

Shares of      365,168      $ 10.18          $290,000 *       $100.00*
Capital
Stock,
Par value
$.001



The fee for 365,168 shares to be registered by this filing has been computed on the basis of the price in effect on March 25, 1996.





*Calculation of the proposed maximum aggregate offering price has been made pursuant to Rule 24e-2 under the Investment Company Act of 1940. During its fiscal year ended December 31, 1995, Registrant redeemed or repurchased 4,059,485, shares of capital stock. During its current fiscal year, Registrant used 3,722,804 of the shares it redeemed or repurchased during its fiscal year ended December 31, 1995 for a reduction pursuant to paragraph (c) of Rule 24f-2 under the Investment Company Act of 1940. Registrant is using this post-effective amendment to register the remaining 336,681 shares redeemed or repurchased during its fiscal year ended December 31, 1995. During its current fiscal year Registrant has filed no other post-effective amendments for the purpose of the reduction pursuant to paragraph (a) of Rule 24e-2.

                          SIGNATURE PAGE

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Legg Mason Global Trust, Inc. Global Government Trust, certifies that it meets all the requirements for effectiveness in this Post-Effective Amendment No. 9 to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Baltimore and State of Maryland, on the 27th day of March, 1996.

                              Legg Mason Global Trust, Inc.

                              By:/s/ Edward A. Taber, III
                                     Edward A. Taber, III
                                     President

     Pursuant to the requirement of the Securities Act of 1933, this Post-Effective Amendment to the Registrant's Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature                          Title                       Date

/s/ Edward A. Taber, III           President and Director      March 27, 1996
Edward A. Taber, III

/s/ John F. Curley, Jr.            Chairman of the Board       March 27, 1996
John F. Curley, Jr.                and Director

/s/ Richard G. Gilmore             Director                    March 27, 1996
Richard G. Gilmore*

/s/ Charles F. Haugh               Director                    March 27, 1996
Charles F. Haugh*

/s/ Arnold L. Lehman               Director                    March 27, 1996
Arnold L. Lehman*

/s/ Jill E. McGovern               Director                    March 27, 1996
Jill E. McGovern*

/s/ T. A. Rodgers                  Director                    March 27, 1996
T. A. Rodgers*

/s/ Marie K. Karpinski             Vice President              March 27, 1996
Marie K. Karpinski                 and Treasurer


*Signatures affixed by Marie K. Karpinski pursuant to powers of attorney dated February 5, 1993 incorporated herein by reference to Pre-Effective Amendment No. 2, filed April 1, 1993.